LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease cost:
Operating fixed lease cost	¥ 1,990	¥ 2,085
- Amortization of ROU assets	48	41
- Interest on lease liabilities	65	63
Variable lease cost	114	134
Total lease cost	¥ 2,217	¥ 2,323
Other information:
Weighted average remaining lease term, Operating leases (in years)	14 years	13 years
Weighted average remaining lease term, Finance leases (in years)	26 years	27 years
Weighted average discount rate, Operating leases (in %)	5.68%	6.14%
Weighted average discount rate, Finance leases (in %)	4.30%	4.32%